Recoverable taxes	12 Months Ended
Dec. 31, 2023
Recoverable Taxes
Recoverable taxes

11.	Recoverable taxes

The Company records tax credit when obtains internal and external factors – such as legal and market interpretations - to conclude that it is entitled to these credits.

The future realization of tax credits is based on a feasibility study, on the expectation of future growth and the expected offset against tax debts from its operations.

	2023	2022

State VAT tax credits - ICMS (note 11.1)	660	856
Social Integration Program/ Contribution for Social Security Financing - PIS/COFINS (note 11.2)	2,190	2,253
Social Security Contribution – INSS (note 11.3)	276	250
Income tax and social contribution prepayments	419	521
Other	69	42
Total	3,614	3,922

Current	1,078	1,114
Non-current	2,536	2,808

11.1.	ICMS (State VAT) tax credits

Since 2008, the Brazilian States have been substantially changing their laws aiming at implementing and broadening the ICMS (State VAT) tax substitution system (“ICMS-ST”). Referred system implies the prepayment of ICMS throughout the supply chain, being levied upon the receipt of goods from the manufacturer or importer, or upon transfers to other States. The expansion of such system to a wider range of products traded at the retail stores is based on the assumption that the trading cycle of these products will end in the State, so that ICMS is fully owed thereto.

In order to supply its stores, the Group maintains distribution centers strategically located in certain States and in the Federal District, which receive goods with ICMS included in the purchase price on behalf of the entire supply chain and then the goods are shipped to locations in other States. Such interstate shipment entitles the Group to a refund of prepaid ICMS, i.e., the ICMS of the supply chain paid at the acquisition of goods will represent a tax credit to be refunded, pursuant to the State laws.

The refund process requires the evidence through tax documents and digital files of the operations that entitled the Company to the refund, which is approved only after homologation from State Tax Authorities and/or compliance with specific ancillary obligations aiming to support these credits.

Since the number of items traded at the retail stores, subject to tax substitution, has been continuously increasing, the tax credits to be refunded to the Company and subsidiaries have also grown. The Group has been using such authorized tax credits to offset against state tax liabilities owed after having obtained Special Regime and also through other procedures determined by State rules.

The Group understands that future realization of ICMS tax credits is probable based on a feasibility study, on the expectation of future growth and the expected offset against tax debts from its operations. The projections on the realization of ICMS balances are revised at least annually based on the annual strategic planning approved by the Company’s Board of Directors. Management has implemented monitoring controls over the progress of the plan annually established, assessing, and including new elements that contribute to the recoverability of ICMS tax credits. The expected recoverability of ICMS tax credits is demonstrated as follows.

Up to one year	399
From 1 to 2 years	105
From 2 to 3 years	53
From 3 to 4 years	42
From 4 to 5 years	16
More than 5 years	45
660

In 2023, the amount of R$221 was recorded referring to the monetary restatement of the ICMS-ST reimbursement, of which R$133 in the financial result and R$88 in the result of discontinued operations, due to a favorable outcome obtained by the Company.

11.2.	PIS and COFINS credits

The Company records PIS and COFINS credits, when it obtains enough evidence to conclude that it is entitled to these credits. Evidence includes i) Interpretation of tax legislation, ii) internal and external factors as legal and market interpretations and iii) analysis by external legal advisors regarding the merit and (iv) accounting evaluation about the credit.

In June 2022, the STJ recognized that was not legal the extinction of the tax incentive provided for in Law 11.196/05. The mentioned law reduced to “zero” the PIS and COFINS rates levied on revenues on the sale of certain technology products. As a result of this ruling, the Company recorded credits in the amount of R$160 in the second quarter of 2022.

On September 6, 2022, the Company obtained a favorable decision in a claim related to the exclusion of ICMS from the PIS and COFINS´ basis of calculation, which was decided separately from other proceedings of the same subject, whose credits have already been recognized in the financial statements in 2020. Due to the favorable decision, the Company recorded a credit in the amount of R$106, of which R$71 in the financial result. The realization of the PIS and COFINS balance is shown below:

Consolidated

Up to one year	534
From 1 to 2 years	369
From 2 to 3 years	493
From 3 to 4 years	481
From 4 to 5 years	313
2,190

In addition to the recorded credits, the Company has contingent tax assets in the amount of R$194 related to PIS and COFINS credits.

11.3.	INSS

On August 28, 2020, the Federal Supreme Court (STF), in general repercussion, recognized as constitutional the incidence of social security charges (INSS) on the additional one third of vacation payment. The Company has been following the development of these issues, and together with its legal advisors, concluded that the elements so far do not impact the recoverability of the respective credits. The amount involved is equivalent to R$161 on December 31, 2023 (R$151 on December 31, 2022).